UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:     028-11759
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Jeffrey D. Heyman             Boulder, Colorado          5/15/07
 ------------------------     ---------------------------     ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        12
                                               -------------

Form 13F Information Table Value Total:        31,003
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Name
---               ------------------
1                 Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.



NAME OF                        TITLE                          VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER
ISSUER                       OF CLASS              CUSIP     (X $1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS SOLE  SHARED   NONE

ARCHSTONE SMITH TR             COM               039583109      679       12,500   SH        SHARES       1                   12,500
CAPSTEAD MTG CORP              PFD B CV $1.26    14067E308      261       20,300   SH        SHARED       1                   20,300
CAPSTEAD MTG CORP              PFD B CV $1.26    14067E308       46        3,600   SH        SOLE                              3,600
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%    225756204       29        1,300   SH        SHARED       1                    1,300
DWS RREEF REAL ESTATE FD II    COM               23338X102    5,503      284,400   SH        SHARED       1                  284,400
DWS RREEF REAL ESTATE FD INC   COM               233384106    3,495      138,430   SH        SHARED       1                  138,430
HILTON HOTELS CORP             COM               432848109    2,877       80,000   SH        SHARED       1                   80,000
HOST HOTELS AND RESORTS INC    COM               44107P104    3,981      151,328   SH        SHARED       1                  151,328
KILROY RLTY                    COM               49427F108      524        7,100   SH        SHARES       1                    7,100
NEUBERGER BERMAN RE ES SEC F   COM               64190A103    4,543      251,550   SH        SHARED       1                  251,550
NEUBERGER BERMAN RLTY INC FD   COM               64126G109    5,778      241,450   SH        SHARED       1                  241,450
VORNADO RLTY TR                PFD CONV SER A    929042208    3,287       19,000   SH        SHARED       1                   19,000
